SUPPLEMENTAL CASH FLOW INFORMATION - Schedule (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash Flow Statement [Abstract]
Interest paid	$ 161	$ 129	$ 399	$ 289
Income taxes paid	$ 15	$ 40	$ 281	$ 282